Taxes (Details) - Schedule of Movement of Deferred Tax Liabilities and Assets - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Movement of Deferred Tax Liabilities and Assets [Abstract]
Balance at beginning of the year	$ 6,143	$ 2,169
Current year (reduction) addition	(254,224)	4,304
Foreign exchange difference	1,188	(330)
Balance at end of the year	$ (246,893)	$ 6,143